SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

DWS Health Care Fund

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The following information supplements the existing disclosure contained in APPENDIX I-D – PORTFOLIO MANAGEMENT under the heading “Fund Ownership of Portfolio Managers” and “Conflicts of Interest” in the Fund’s Statement of Additional Information Part I.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by the portfolio management team for the fund as well as in all US, registered DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of December 31, 2010.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned

Thomas Bucher	$0	$0

Because the fund’s portfolio manager is not resident in the US, the portfolio manager generally does not invest in US registered investment companies, such as the fund, on account of US tax and other regulatory limitations applicable to foreign investors.

Conflicts of Interest

In addition to managing the assets of the fund, the portfolio manager may have responsibility for managing other client accounts of the Advisor or its affiliates.  The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by the portfolio manager.  Total assets attributed to the portfolio manager in the tables below include total assets of each account managed, although the portfolio manager may only manage a portion of such account’s assets.  For a fund subadvised by subadvisors unaffiliated with the Advisor, total assets of funds managed may only include assets allocated to the portfolio manager and not the total assets of the fund managed. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account.  This information is provided as of December 31, 2010.

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Thomas Bucher	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Thomas Bucher	4	$521,231,251	2	$493,361,275

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

Thomas Bucher	0	$0	0	$0

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund.  The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

The following disclosure is hereby deleted from the existing disclosure in MANAGEMENT OF THE FUNDS of the fund’s Statement of Additional Information Part II.

Consultants. DWS Health Care Fund: Thomas E. Bucher, CFA provides consulting services to DIMA in connection with the investment management services it provides to the fund. Mr. Bucher is employed by Deutsche Asset Management International GmbH, Mainzer Landstrasse 178-190, 60325 Frankfurt am Main, Germany. Deutsche Asset Management International GmbH is an investment advisor registered with the U.S. Securities and Exchange Commission. Deutsche Asset Management International GmbH is an affiliate of DIMA and a subsidiary of Deutsche Bank AG.

Please Retain This Supplement for Future Reference

March 16, 2010